Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales	$ 1,103,579	$ 989,642	$ 1,941,773	$ 1,376,424	$ 3,260,468	$ 1,447,071
License fees	20,500	20,500	41,000	41,030	82,000	84,144
Total	1,124,079	1,010,142	1,982,773	1,417,454	3,342,468	1,531,215
Cost of goods sold	806,674	550,196	1,507,564	871,522	2,290,041	1,071,098
Gross profit	317,405	459,946	475,209	545,932	1,052,427	460,117
Expenses:
Research and development expenses, net of government grant proceeds of $126,109, $0, $287,473,$0, $99,732 and $0 respectively	11,119		13,155		238,182	6,600
Selling, general and administrative	792,606	1,029,394	1,714,903	1,588,914	2,693,092	3,217,992
Total	803,725	1,029,394	1,728,058	1,588,914	5,221,315	4,295,690
Loss from operations	(486,320)	(569,448)	(1,252,849)	(1,042,982)	(1,878,847)	(2,764,475)
Other expense (income):
Other (income)					(36,003)
Change in fair value of warrant liability	(1,694,170)	(1,835,094)	657,937	(327,066)	(618,801)	3,731,694
Interest expense	416,899	55,233	580,438	101,736	209,550	621,574
Interest income	(634)		(664)			(667)
Total	(1,277,905)	(1,779,861)	1,237,711	(225,330)	(445,254)	4,352,601
Net income (loss)	$ 791,585	$ 1,210,413	$ (2,490,560)	$ (817,652)	$ (1,433,593)	$ (7,117,076)
Net loss per common share, basic and diluted					$ (0.05)	$ (0.36)
Net income (loss) per common share, basic	$ 0.02	$ 0.04	$ (0.07)	$ (0.03)
Net income (loss) per common share, diluted	$ 0.02	$ 0.03	$ (0.07)	$ (0.03)
Weighted average number of common shares, basic and diluted					29,985,632	19,960,150
Weighted average number of common shares, basic	35,089,169	29,800,194	34,335,348	29,577,797
Weighted average number of common shares, diluted	56,239,845	40,245,491	34,335,348	29,577,797